Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of March 31, 2013 and 2012 are summarized below:

	Fair Value Measurements
	March 31, 2013	March 31, 2012
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 1:
Available-for-sale investments:
Listed equity securities	17,153	6,066
Level 2:
Available-for-sale investments:
Unlisted investments	1,045,200	3,033,800

Total financial assets measured at fair value	1,062,353	3,039,866